787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Funds

Post-Effective Amendment No. 69

Securities Act File No. 333-146680
Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Aberdeen Funds (the “Trust”), the undersigned hereby certifies that:

(1)         the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act for Aberdeen Japanese Equities Fund, a series of the Trust, would not have differed from those contained in Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)         the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 25, 2015 and became effective immediately upon filing.

If you have any questions regarding this certification, please contact me at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

cc:                                Lucia Sitar, Esq.

Jennifer Rogers, Esq.

NEW YORK  WASHINGTON  PARIS  LONDON  MILAN  ROME  FRANKFURT  BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh